Other assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Other Assets And Other Liabilities [Line Items]
Other financial assets measured at amortized cost
a) Other financial assets measured at amortized cost
USD m 30.6.26 31.12.25
Debt securities 52,310 53,212
Loans to financial advisors 2,947 2,716
Fee-
and commission-related receivables
2,830 2,409
Finance lease receivables 6,293 6,675
Settlement and clearing accounts 670 380
Accrued interest income 2,207 2,314
Other
1
5,179 4,321
Total other financial assets measured at amortized cost 72,437 72,025
1 Predominantly includes cash collateral provided to exchanges and clearing houses to secure securities trading activity through those counterparties.

Other non-financial assets
b) Other non-financial assets
USD m 30.6.26 31.12.25
Precious metals and other physical commodities 12,287 12,996
Deposits and collateral provided in connection with litigation, regulatory and similar matters
1
735 769
Prepaid expenses 1,152 1,149
Current tax assets 1,411 1,442
VAT,
withholding tax and other tax receivables
866 1,490
Properties and other non-current assets held for sale 234 425
Other 1,295 1,613
Total other non-financial assets 17,979 19,884
1 Refer to Note 15 for more information.

Other financial liabilities measured at amortized cost
c) Other financial liabilities measured at amortized cost
USD m 30.6.26 31.12.25
Other accrued expenses 2,228 2,579
Accrued interest expenses 4,821 4,582
Settlement and clearing accounts 2,323 1,492
Lease liabilities 3,520 3,473
Other 4,553 4,492
Total other financial liabilities measured at amortized cost 17,444 16,617

Other financial liabilities designated at fair value
d) Other financial liabilities designated at fair value
USD m 30.6.26 31.12.25
Financial liabilities related to unit-linked investment contracts 22,838 21,052
Securities financing transactions 4,259 3,848
Over-the-counter debt instruments and other 2,730 3,284
Funding from UBS Group AG
1
7,508 7,104
Total other financial liabilities designated at fair value 37,335 35,287
1 Funding from UBS Group AG consists
of subordinated debt of UBS AG and
its subsidiaries toward UBS Group AG.
Subordinated debt consists of unsecured debt obligations
that are contractually subordinated in
right of payment to all other present and future non-subordinated obligations of the respective issuing entity.

Other non-financial liabilities
e) Other non-financial liabilities
USD m 30.6.26 31.12.25
Compensation-related liabilities 6,074 7,190
of which: net defined benefit liability 601 615
Current tax liabilities 1,241 924
Deferred tax liabilities 360 351
VAT,
withholding tax and other tax payables
955 938
Deferred income 599 718
Other 173 139
Total other non-financial liabilities 9,402 10,260